Pensions (Details) - Schedule of Principal Actuarial Assumptions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Principal Actuarial Assumptions [Abstract]
Discount rate	1.09%	1.48%
Future Salary increases	0.00%	5.00%